February 17, 2021

U.S. Securities and Exchange Commission

450 5 Street, N.W.

Washington, DC 20549

Re:	The Guardian Separate Account N – Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Flexible Solutions® VUL (2018) (File Nos. 811-09725; 333-222952)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) is the post-effective amendment No. 3 to the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-222952).

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act. The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-6, which require various format and disclosure changes, as adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, GIAC intends to rely on Rule 498A under the 1933 Act to use an initial summary prospectus and update summary prospectus with respect to the registration statement.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above. Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/Patrick D. Ivkovich

Patrick D. Ivkovich

Senior Counsel

2/17/2021

2:10:46 PM EDT

The Guardian Life Insurance Company of America

10 Hudson Yards

New York, NY 10001

Phone: 212-598-8714

E-mail: Patrick_Ivkovich@glic.com